Related party transactions (Details Narrative) ¥ in Thousands	1 Months Ended					12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)	Jul. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Sep. 30, 2012	Dec. 31, 2017 CNY (¥) Integer	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of transactions between related parties [line items]
Operating lease amount						¥ 5,007	¥ 6,024
Borrowings Interest rate						8.70%	9.70%
Repayments of loan payable						¥ (386,400)	¥ (332,990)	¥ (183,590)
Loan receivables						791,390	675,341
Interest expenses on loans						(38,140)	¥ (22,151)	¥ (16,075)
Lease commitment [Member] | First Five Years [Member] | 2013
Disclosure of transactions between related parties [line items]
Operating lease amount						1,000
Lease commitment [Member] | First Five Years [Member] | 2014
Disclosure of transactions between related parties [line items]
Operating lease amount						1,000
Lease commitment [Member] | First Five Years [Member] | 2015
Disclosure of transactions between related parties [line items]
Operating lease amount						1,000
Lease commitment [Member] | First Five Years [Member] | 2016
Disclosure of transactions between related parties [line items]
Operating lease amount						1,000
Lease commitment [Member] | First Five Years [Member] | 2017
Disclosure of transactions between related parties [line items]
Operating lease amount						1,000
Lease commitment [Member] | Last Five Years [Member] | 2018
Disclosure of transactions between related parties [line items]
Operating lease amount						1,100
Lease commitment [Member] | Last Five Years [Member] | 2019
Disclosure of transactions between related parties [line items]
Operating lease amount						1,100
Lease commitment [Member] | Last Five Years [Member] | 2020
Disclosure of transactions between related parties [line items]
Operating lease amount						1,100
Lease commitment [Member] | Last Five Years [Member] | 2021
Disclosure of transactions between related parties [line items]
Operating lease amount						1,100
Lease commitment [Member] | Last Five Years [Member] | 2022
Disclosure of transactions between related parties [line items]
Operating lease amount						¥ 1,100
Hubei Daily Media Group [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity							20.00%	20.00%
Borrowings Interest rate							11.60%	11.40%
Loan receivables							¥ 98,500	¥ 68,900
Interest expenses on loans							¥ 4,700	¥ 2,200
Number of days for borrowing period							152 days	102 days
Hubei Daily Media Group [Member] | Lease commitment [Member]
Disclosure of transactions between related parties [line items]
Operating lease agreement period					10 years
Variable interest entity						20.00%
Office space | Integer						1,673
Lease and related expenses						¥ 1,200	¥ 1,100	¥ 1,200
Consulting expenses						500	500	500
Wang Hailin [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity	7.70%			7.70%
Borrowed amount	¥ 10,000			¥ 6,000
Borrowings Interest rate	10.00%			10.00%
Repayments of loan payable	¥ 500			¥ 400
Li Ling [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity		2.50%	2.50%
Borrowed amount		¥ 4,000	¥ 2,000
Borrowings Interest rate		10.00%	10.00%
Repayments of loan payable		¥ 200	¥ 100
Hubei Baoli Ecological Conservation [Member]
Disclosure of transactions between related parties [line items]
Revolving loan								¥ 8,000	¥ 8,000
Weighted average interest rate								23.30%	23.30%
Interest income rate								12.70%	12.70%
Interest income on loan							2,100	¥ 1,400
Fee income on loan							1,100	1,300
Hubei Baoli Ecological Conservation [Member] | From 2014 to 2016 [Member]
Disclosure of transactions between related parties [line items]
Revolving loan							¥ 8,000
Weighted average interest rate							23.30%
Interest income rate							12.70%
Ms. Jing Liang [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity							4.30%
Kang Chen [Member]
Disclosure of transactions between related parties [line items]
Revolving loan							¥ 3,000	¥ 3,000
Weighted average interest rate							22.80%	22.80%
Interest income rate							19.20%	19.20%
Interest income on loan							¥ 800	¥ 900
Fee income on loan							¥ 500	¥ 800
Wuhan Zhong Ji Gold Co [Member]
Disclosure of transactions between related parties [line items]
Revolving loan						¥ 28,000
Weighted average interest rate						21.60%
Interest income on loan						¥ 6,500
Wenting Xiao [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity						10.60%
Wuhan Xin Heng Tai Investment Co [Member]
Disclosure of transactions between related parties [line items]
Revolving loan						¥ 38,300
Weighted average interest rate						21.60%
Interest income on loan						¥ 4,900
Hubei JingChu Internet Technology [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity								20.00%
Advertising and promotional expenses								¥ 700
Hubei New Nature Investment Co [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity						19.80%	19.80%	19.80%
Advisory expenses						¥ 3,900	¥ 1,900	¥ 2,200
Chutian Wealth (Wuhan) Financial Services Co. Ltd [Member]
Disclosure of transactions between related parties [line items]
Intermediary fees						2,700	2,700
Borrowed amount						¥ 5,300	¥ 5,300
Securities exchange fund raising percentage						6.00%	6.00%